Additional Financial Information (Consolidated Statements Of Changes In Stockholders' Equity) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Additional Financial Information [Abstract]
Foreign currency translation adjustment	$ (284)	$ (371)	$ (494)
Unrealized gains (losses) on available-for-sale securities	272	222	316
Unrealized gains (losses) on cash flow hedges	(110)	(421)	(180)
Defined benefit postretirement plans	5,358	3,750	3,070
Accumulated other comprehensive income	$ 5,236	$ 3,180	$ 2,712